Business Combination - Additional Information (Detail) - USD ($) $ in Thousands	Jan. 17, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Consideration transferred	$ 140,000
CAN's Acquisition Member
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		29.62%
Consideration transferred		$ 0
Net identifiable assets acquired		$ 1,383
CAN's Acquisition Member | Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		55.00%
CAN's Acquisition Member | Top of range [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		84.62%